Shareholder Report, Average Annual Return (Details) B132735_Direxion Daily S-P 500 High Beta Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	72 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily S&P 500® High Beta Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P 500® High Beta Bull 3X Shares NAV
Average Annual Return, Percent	64.05%	36.21%	11.48%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	16.07%
S&P 500 High Beta Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 High Beta Index
Average Annual Return, Percent	34.11%	23.56%	19.40%